Share Based Compensation - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, $ in Thousands		1 Months Ended								12 Months Ended
	Sep. 05, 2020 shares	Jun. 30, 2022 $ / shares shares	Dec. 31, 2021 shares	Sep. 30, 2021 shares	May 31, 2021 CNY (¥) shares	Apr. 30, 2021 shares	Mar. 31, 2021 shares	Jan. 31, 2021 shares	Apr. 30, 2020 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Oct. 31, 2020 ¥ / shares shares
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement weighted average contractual life of shares										3 years 4 months 24 days	3 years 4 months 24 days
Allocated share-based compensation expense										¥ 235,876,000	$ 34,199		¥ 315,362,000		¥ 153,110,000
Senior Management Awards Two Thousand Twenty [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement number shares issued									4,745,200
Share-based compensation arrangement increase in authorized shares percentage									5.00%
Allocated share-based compensation expense | ¥					¥ 197,200,000				¥ 143,000,000.0
Senior Management Awards Two Thousand Twenty [Member] | Paid In Capital [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share-based compensation expense | ¥									110,600,000
Senior Management Awards Two Thousand Twenty [Member] | Mezzanine Equity [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share-based compensation expense | ¥									¥ 32,400,000
Senior Management Awards Two Thousand Twenty One [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shares Received					2,601,000
Series Angel Plus Preferred Shares [Member] | Senior Management Awards Two Thousand Twenty [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement number shares issued									465,550
Series B Four Minus Preferred Shares [Member] | Senior Management Awards Two Thousand Twenty [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement number shares issued									605,600
Offshore Share Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation arrangement share options vested fair value										49,500,000	$ 7,200		31,400,000		2,500,000
Share-based compensation arrangement unrecognized sharebased compensation expense										387,100,000						$ 56,100
Weighted Average grant date fair value per option, Granted | $ / shares											$ 0.13	$ 0.51		$ 0.05
Share based compensation arrangement intrinsic value of options exercised										¥ 4,000,000.0	$ 600		¥ 0		¥ 0
Replaced Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement number of shares available for grant																	9,681,668
Share based compensation arrangement share options conversion factor per share | ¥ / shares																	¥ 14.8
Share based compensation arrangement awards subscription rate | ¥ / shares																	¥ 0.05
Offshore Share Incentive Plan Two Thousand Nineteen Plan Two [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement number share options authorized	71,001,793
Share based compensation arrangement number shares issued	71,001,793
Offshore Share Incentive Plan Two Thousand Twenty Plan Two [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement number share options authorized	11,786,197
Offshore Share Incentive Plan Two Thousand Twenty Plan Three [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement number shares issued	23,096,715
Two Thousand And Twenty Share Incentive Plan Four [Member] | Director [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								7,082,103
Two Thousand And Twenty One Share Incentive Plan One [Member] | Director [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							854,608
Two Thousand And Twenty One Share Incentive Plan Five [Member] | Director [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						14,862,751
Share Incentive Plan [Member] | Director [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				147,315,628
A&R 2020 Share Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			40,181,400
A&R 2020 Share Incentive Plan [Member] | Director [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			30,808,793
Second A&R 2020 Share Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement awards, vesting period		4 years
Share based compensation arrangement weighted average contractual life of shares		10 years								7 years 11 months 26 days	7 years 11 months 26 days		8 years 3 months 10 days
Share based compensation arrangement number share options authorized		363,315
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										170,870,383	170,870,383
Share based compensation arrangement number shares issued		40,544,715
Weighted Average grant date fair value per option, Granted | $ / shares											$ 0.1346
Share based compensation arrangement awards subscription rate | $ / shares		$ 0.05
Second A&R 2020 Share Incentive Plan [Member] | Glory Graze Holding Limited [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement number share options authorized		10,329,025
Second A&R 2020 Share Incentive Plan [Member] | Second Anniversary [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement awards, vesting rights percentage		50.00%
Second A&R 2020 Share Incentive Plan [Member] | Third Anniversary [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement awards, vesting rights percentage		25.00%
Second A&R 2020 Share Incentive Plan [Member] | Fourth Anniversary [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement awards, vesting rights percentage		25.00%
Second A&R 2020 Share Incentive Plan [Member] | Fifth Anniversary [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement awards, vesting period		5 years
Share based compensation arrangement awards, vesting rights percentage		25.00%
Employee [Member] | Onshore Share Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation arrangement number share options purchased										295,503	295,503
Share based compensation arrangement awards, vesting period										4 years	4 years
Share based compensation arrangement weighted average contractual life of shares										10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										10,471,912	10,471,912
Employee [Member] | Onshore Share Incentive Plan [Member] | Second Anniversary [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement awards, vesting rights percentage										50.00%	50.00%
Employee [Member] | Onshore Share Incentive Plan [Member] | Third Anniversary [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement awards, vesting rights percentage										25.00%	25.00%
Employee [Member] | Onshore Share Incentive Plan [Member] | Fourth Anniversary [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement awards, vesting rights percentage										25.00%	25.00%